Filed Pursuant to Rule 497(c)
1933 Act File No. 333-62298
 1940 Act File No. 811-10401

MARKETFIELD FUND

On behalf of Marketfield Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the forms of prospectus and SAI filed with the Securities and Exchange Commission on behalf of the Trust pursuant to Rule 497(c) under the Securities Act on April 15, 2016; such forms of prospectus and SAI (accession number 0000894189-16-008971) are incorporated by reference into this Rule 497 Document.  The purpose of this filing is to submit the 497(c) filing dated April 15, 2016 in XBRL for Marketfield Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE